Non-controlling Interests - Cash Flows (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated subsidiaries information
Cash flows from operating activities	$ 12,467,575	$ 29,324,150	$ 33,160,919
Cash flows used in investing activities	42,704,932	(18,845,176)	(15,919,697)
Cash flows used in by financing activities	(29,769,386)	(13,732,392)	(16,195,216)
Net increase (decrease) in cash and cash equivalents	25,302,777	(3,229,878)	$ 1,034,490
Empresas Cablevision
Consolidated subsidiaries information
Cash flows from operating activities	4,319,496	5,594,662
Cash flows used in investing activities	(3,406,227)	(5,144,521)
Cash flows used in by financing activities	(590,249)	(740,046)
Net increase (decrease) in cash and cash equivalents	323,020	(289,905)
Sky. [Member]
Consolidated subsidiaries information
Cash flows from operating activities	5,227,892	6,004,261
Cash flows used in investing activities	(3,934,993)	(5,236,815)
Cash flows used in by financing activities	(1,233,044)	(1,350,432)
Net increase (decrease) in cash and cash equivalents	$ 59,855	$ (582,986)